Submission	Oct. 24, 2025
Submission [Line Items]
Central Index Key	0002022308
Registrant Name	CLASSOVER HOLDINGS, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Classover Holdings, Inc.